Short-term borrowing (Additional Information) (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Short-term Debt [Line Items]
Short-term borrowings	$ 578	$ 0
Finance and Security Agreement
Short-term Debt [Line Items]
Frequency of periodic payment	nine-month
Annual interest rate	2.93%
Debt maturity date	Sep. 22, 2022